Fees Summary	Dec. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,083,000
Previously Paid Amount	0.00
Total Fee Amount	2,082.96
Total Offset Amount	0.00
Net Fee	2,082.96
Narrative - Max Aggregate Offering Price	$ 15,083,000
Final Prospectus	true